UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-24026

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Corient Registered Alternatives Fund
(Exact name of registrant as specified in charter)

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830 Brickell Plaza
Suite 4800
Miami, Florida 33131
(Address of principal executive offices) (Zip code)

Paul Platkin
830 Brickell Plaza
Suite 4800
Miami, Florida 33131
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (305) 786-6577

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)     The Report to Shareholders is attached herewith.

Corient Registered Alternatives Fund

September 30, 2025 (Unaudited)

Corient Registered Alternatives Fund
Table of Contents For the Six Months Ended September 30, 2025 (Unaudited)

Corient Registered Alternatives Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited)
Investments — 100.4%	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments — 2.0%
Direct Equity — 2.0%
North America — 2.0%
KKEMP Blocked Co-Invest, LP*[1,4]	Class A Interest	7/15/2025	N/A	$3,088,008	$3,000,000
NP/BF Holdings, LP*[1,4]	Partnership Interest	4/30/2025	5,000	5,000,000	5,000,000
Total Direct Equity				8,088,008	8,000,000
Total Direct Investments — 2.0%				8,088,008	8,000,000

Investment Funds — 86.3%
Direct Equity — 8.2%
North America — 8.2%
BayPine Monarch Co-Invest, LP*[1]	Limited Partnership	6/24/2025	N/A	5,020,453	4,998,466
Coalesce Diamond Coinvest, LP*[1,2,3]	Limited Partnership	5/21/2025	N/A	4,026,667	4,014,467
CPF Midway Fund-A, LP*[1,2]	Limited Partnership	3/18/2025	N/A	3,869,171	5,271,846
GreyLion TGNL Holdings, LP*[1,2,3]	Limited Partnership	6/20/2025	N/A	3,963,864	3,904,378
HighBrook US DCF, LP*[1,2]	Limited Partnership	8/25/2025	N/A	2,905,735	2,688,412
LH Equity Investors, LP*[1,2]	Limited Partnership	9/3/2025	N/A	4,834,479	5,000,000
NMSEF II Aggregator, LP*[1]	Limited Partnership	9/29/2025	N/A	3,302,000	3,302,000
WE Select Fund III, LP*[1]	Limited Partnership	9/10/2025	N/A	3,382,327	3,302,000
Total Direct Equity				31,304,696	32,481,569

Liquid Income — 1.2%
North America — 1.2%
Vanguard Total Bond Market Index Fund	Institutional Shares	3/4/2025	488,759	5,000,000	5,043,988
Total Liquid Income				5,000,000	5,043,988

Other Income — 24.5%
North America — 24.5%
Axonic Strategic Income Fund I	Class I Shares	2/3/2025	1,675,986	15,000,000	15,067,114
Cliffwater Enhanced Lending Fund CL	Ordinary Shares	6/2/2025	1,804,519	20,000,000	20,048,207
Dawson Portfolio Finance Evergreen, LP	Limited Partnership, Class I-1	2/3/2025	29,956	30,000,000	30,440,063
Maxim Income Opportunity Fund I, LP2	Limited Partnership	2/3/2025	N/A	12,000,000	12,000,000
PIMCO Asset-Based Lending Company LLC — Series II*	Series II — Anchor II	8/1/2025	1,494,824	15,000,000	15,191,398
Revere Specialty Finance Fund, LP	Limited Partnership, Founders Class	2/3/2025	N/A	5,000,000	5,094,993
Total Other Income				97,000,000	97,841,775

Secondary Funds — 21.5%
Europe — 2.4%
CF24XB SCSp*[1,2]	Limited Partnership	6/12/2025	N/A	3,040,834	4,346,098
Hoxton Ventures III, LP*[1]	Limited Partnership	9/30/2025	N/A	1,640,141	2,306,917
KKR Next Generation Technology Growth Fund III, SCSp*[1,3]	Limited Partnership	9/30/2025	N/A	2,604,874	2,937,614
Total Europe				7,285,849	9,590,629

See accompanying notes to the Financial Statements.

Corient Registered Alternatives Fund
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Investments — 100.4%	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds (Continued)
Secondary Funds (Continued)
North America — 19.1%
Cedar Holdings (Offshore), LP*[1,2]	Limited Partnership	9/30/2025	N/A	$4,138,696	$4,532,745
Corner Ventures DAG Fund I-A, LP*[1]	Limited Partnership	9/30/2025	N/A	2,284,705	3,151,222
Graham Partners GKP Continuation Fund, LP*[1,2]	Class I Shares	3/28/2025	N/A	4,253,518	4,200,765
Green Equity Investors CF IV-C, LP*[1,2]	Limited Partnership	4/15/2025	N/A	2,938,031	3,058,515
Green Equity Investors CF IV-J, LP1,2	Limited Partnership	4/30/2025	N/A	3,530,996	3,481,875
Hamilton Lane Impact Feeder Fund II, LP*[1]	Limited Partnership	9/30/2025	N/A	2,420,541	2,864,187
JLL Partners Fund VII Secondary (A), LP*[1,2]	Limited Partnership	4/28/2025	N/A	10,984,281	11,898,015
Lovell Minnick Equity Advisors VI, LP*[1]	Limited Partnership	9/30/2025	N/A	4,042,051	4,588,944
Meranti ASEAN Growth Fund II, LP*[1,2,3]	Limited Partnership	4/28/2025	N/A	281,063	274,766
Miller Holdings (Offshore), LP — Common*[1]	Class I Shares	3/12/2025	N/A	5,464,469	5,315,562
Miller Holdings (Offshore), LP — Preferred[1,2]	Limited Partnership, Class I-1	3/19/2025	N/A	7,690,244	9,458,439
RCP Nats Co-Investment Fund, LP*[1]	Limited Partnership	3/12/2025	N/A	3,509,677	4,179,983
True Wind Capital II-A, LP*[1,2]	Limited Partnership, Founders Class	3/31/2025	N/A	2,315,470	2,405,755
Waud Capital Partners QP IV, LP*[1,2,3]	Limited Partnership	6/30/2025	N/A	3,228,799	3,451,542
Waud Capital Partners QP V, LP*[1,2,3]	Limited Partnership	6/30/2025	N/A	5,292,925	5,524,107
Waud Capital Partners QP VI, LP1,2,3	Limited Partnership	6/30/2025	N/A	1,287,396	1,372,416
WCAS XIV, LP*[1,2,3]	Limited Partnership	9/30/2025	N/A	4,499,518	5,766,381
Total North America				68,162,380	75,525,219
Total Secondary Funds				75,448,229	85,115,848

BDC — 16.6%
North America — 16.6%
Blue Owl Credit Income Corp.	Class I Shares	2/3/2025	2,308,173	22,000,000	21,719,910
Cliffwater Corp. Lending Fund I	Ordinary Shares	2/3/2025	2,044,513	22,000,000	22,019,409
Fortress Private Lending Fund	Class I Shares	8/1/2025	600,000	15,000,000	15,006,000
iDirect Private Credit Fund, LP1	Limited Partnership, Class I	2/3/2025	714,556	7,100,000	7,188,429
Total BDC				66,100,000	65,933,748

See accompanying notes to the Financial Statements.

Corient Registered Alternatives Fund
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Investments — 100.4%	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds (Continued)
Unlisted REIT — 14.3%
North America — 14.3%
Fortress Net Lease REIT	Class F-I Shares	2/3/2025	2,253,000	$23,000,000	$23,287,459
Invesco Commercial Real Estate Finance Trust, Inc.	Class I Shares	3/3/2025	736,391	18,500,000	18,423,628
J.P. Morgan Real Estate Income Trust, Inc.	Class E Shares	2/3/2025	1,356,641	15,000,000	15,227,477
Total Unlisted REIT				56,500,000	56,938,564
Total Investment Funds — 86.3%				331,352,925	343,355,492

Short-Term Investments — 12.1%
North America — 12.1%
Fidelity Institutional Government Portfolio — Class I, 4.04%[5]			48,346,288	48,346,288	48,346,288
Total Short-Term Investments — 12.1%				48,346,288	48,346,288

Total Investments — 100.4%				387,787,221	399,701,780
Net Other Assets (Liabilites) — (0.4%)					(1,628,456)
Total Net Assets — 100.0%					$398,073,324

BDC — Business Development Company

REIT — Real Estate Investment Trust

*    Investment is non-income producing.

1    Investment restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of September 30, 2025, was $125,597,417, or 31.6% of net assets. Total cost of restricted investments as of September 30, 2025, was $114,840,933.

2    Investment has been committed to but has not been fully funded by the Fund.

3    All or a portion of this security is held through CoRA Blocker (US) LLC.

4    The fair value of the investment was determined using significant unobservable inputs.

5    The rate is the annualized seven-day yield as of September 30, 2025.

See accompanying notes to the Financial Statements.

Corient Registered Alternatives Fund
Consolidated Schedule of Investments (Continued) September 30, 2025 (Unaudited)
Summary of Investments (as a percentage of total net assets)
Direct Investments	2.0%
Investment Funds	86.3%
Short-Term Investments	12.1%
Total Investments	100.4%
Net Other Assets (Liabilites)	(0.4)%
Total Net Assets	100.0%

See accompanying notes to the Financial Statements.

Corient Registered Alternatives Fund
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $387,787,221)	$399,701,780
Cash equivalents held in escrow for subscriptions received in advance	24,386,000
Investments funded in advance	7,000,000
Dividend receivable	1,343,915
Receivable for securities sold	750,000
Prepaid expenses and other assets	25,000
Total Assets	433,206,695

Liabilities
Subscriptions received in advance	24,386,000
Payable for investments purchased	4,886,249
Investment management fees payable (Note 5)	2,071,669
Incentive fees payable to adviser	1,678,130
Incentive fees payable to subadviser	1,101,435
Deferred tax liability	497,806
Accounting and administration fees payable	147,724
Audit and tax fees payable	139,282
Capitalized expense payable	90,095
Legal fees payable	30,000
Board fees and expenses payable	22,500
Transfer agent fees payable	18,736
Custody fees payable	6,005
Other accrued expenses	57,740
Total Liabilities	35,133,371

Commitments and contingencies (see Note 3)

Net Assets	$398,073,324

Composition of Net Assets:
Paid-in capital	$381,728,700
Total distributable earnings	16,344,624
Net Assets	$398,073,324

Net Assets Attributable to:
Class I Shares	$398,073,324

Shares of Beneficial Interests (unlimited number of shares authorized)
Class I Shares	37,630,309

Net Asset Value per Share:
Class I Shares	$10.58

See accompanying notes to the Financial Statements.

Corient Registered Alternatives Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income	$9,010,296
Interest income	14,666
Total Investment Income	9,024,962

Expenses
Investment management fees	1,960,920
Adviser incentive fees	1,376,724
Subadviser incentive fees	1,101,435
Legal fees	235,159
Accounting and administration fees	145,668
Audit and tax fees	120,781
Board fees and expenses	45,000
Transfer agency fees	29,750
Custodian fees	24,000
Other operating expenses	73,185
Total expenses before waivers	5,112,622
Management fees recovered (waived) and other expenses reimbursed by Adviser	110,750
Net expenses	5,223,372
Net Investment Income	3,801,590

Net Change in Unrealized Appreciation/Depreciation
Net realized gain on distributions from investments (net of withholding tax of $0)	344,824
Net change in unrealized appreciation/depreciation on investments	9,979,890
Net change on deferred tax expense	(497,806)
Net Change in Unrealized Appreciation/Depreciation	9,826,908

Net Increase in Net Assets Resulting from Operations	$13,628,498

See accompanying notes to the financial statements.

Corient Registered Alternatives Fund
Consolidated Statement of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period February 3, 2025* through March 31, 2025
Changes in Net Assets Resulting from Operations
Net investment income	$3,801,590	$781,457
Net realized gain (loss) on investments, foreign currency transactions, and foreign currency exchange contracts	344,824	—
Net change in unrealized appreciation/(depreciation) on investments, net of deferred taxes	9,482,084	1,934,669
Net Change in Net Assets Resulting from Operations	13,628,498	2,716,126

Change in Net Assets Resulting from Capital Transactions
Class I
Proceeds from issuance of shares	219,156,793	162,571,907
Total Class I Capital Transactions	219,156,793	162,571,907

Net Change in Net Assets Resulting from Capital Transactions	219,156,793	162,571,907

Total Net Increase in Net Assets	232,785,291	165,288,033

Net Assets
Beginning of period	165,288,033	—
End of period	$398,073,324	$165,288,033

Shareholder Activity
Class I Shares
Subscriptions	21,392,897	16,237,411
Net Change in Class I Shares Outstanding	21,392,897	16,237,411

*    The Fund commenced operations on February 3, 2025.

See accompanying notes to the financial statements.

Corient Registered Alternatives Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$13,628,498
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(229,493,471)
Return of capital distributions received from investments	782,874
Change in short-term investments, net	(22,663,285)
Net change in unrealized appreciation/depreciation on investments	(9,979,890)
Net change in deferred tax liability	497,806
(Increase)/Decrease in Assets
Net change in investments funded in advance	18,300,000
Dividends receivable	(907,744)
Interest receivable	212,262
Prepaid expenses and other assets	—
Receivable for securities sold	(750,000)
Increase/(Decrease) in Liabilities
Payable for investments purchased	4,886,249
Investment management fee payable (Note 5)	2,071,669
Incentive fees payable to adviser	1,376,724
Incentive fees payable to subadviser	1,101,435
Accounting and administration fees payable	135,558
Audit and tax fees payable	50,740
Capitalized expense payable	90,095
Legal fees payable	(7,500)
Board fees and expenses payable	(15,000)
Transfer agent fees payable	236
Custody fees payable	(912)
Due to adviser	(203,411)
Other accrued expenses	48,007
Net Cash Used in Operating Activities	(220,839,060)

Cash Flows from Financing Activities
Proceeds from subscriptions of shares, including proceeds from subscriptions received in advance	188,086,342
Net Cash Provided by Financing Activities	188,086,342

Net change in Cash and cash equivalents	(32,752,718)
Cash and cash equivalents – Beginning of Period	57,138,718
Cash and cash equivalents – End of Period	$24,386,000

End of Period Balances
Cash and cash equivalents	$—
Cash held in escrow	24,386,000
End of Period Balance	$24,386,000

See accompanying notes to the financial statements.

Corient Registered Alternatives Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period February 3, 2025* through March 31, 2025
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period	$10.18	$10.00
Activity from investment operations:
Net investment income	0.14	0.06
Net realized and unrealized gain/(loss) on investments	0.26	0.12
Total from investment operations	0.40	0.18

Net Asset Value per share, end of period	$10.58	$10.18

Net Assets, end of period	$398,073,324	$165,288,033

Ratios to average net assets[2]:
Net investment income/(loss)[3]	3.28%	3.32%

Gross expenses before waivers[4,5]	2.47%	3.13%
Management fees recouped (waived) and other expenses reimbursed by Adviser	0.07%	(1.18)%
Net expenses	2.54%	1.95%

Total Return[6]	3.92%[7]	1.80%[7]

Portfolio turnover rate	0%[7]	0%[7]

*    The Fund commenced operations on February 3, 2025.

1    Per share data is computed using the average shares method.

2    Income and expense ratios have not been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

3    Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Fund’s investments. Ratios do not include net investment income/(loss) of the Fund’s investments.

4    If Adviser Incentive Fees had been excluded, the expense ratios would have decreased by 0.44% and 0.20%, for the period ended September 30, 2025 and the period from February 3, 2025 through March 31, 2025, respectively.

5    If Subadviser Incentive Fees had been excluded, the expense ratios would have decreased by 0.35%, for the period ended September 30, 2025.

6    Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

7    Not annualized.

See accompanying notes to the financial statements.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited)
Note 1 – Organization

Corient Registered Alternatives Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on February 3, 2025. The Fund’s investment adviser is Segall Bryant & Hamill, LLC (the “Adviser”) and the Fund’s subadviser is Churchill Asset Management LLC (the “Subadviser,” and together with the Adviser, the “Advisers”). The Adviser and the Subadviser are both investment advisers registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Fund’s investment objective is to seek long-term capital appreciation and, to a lesser extent, income. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternatives investments and investments with exposure to alternatives investments. For purposes of this policy, alternatives investments include:

•

direct primary private equity investments and co-investments and secondary purchases of such investments (“PE Assets”), with such assets selected by the Subadviser in accordance with its co-investment policies and procedures;

•	business development companies and unlisted real estate investment trusts;
•	private funds not registered as investment companies (hedge funds, private equity funds and private credit/debt funds); and
•	other registered investment companies and BDCs, whether private or public, that invest in the above private markets investments.

In addition, the Fund may invest up to 20% of its assets for both investment and liquidity purposes in public equities that may have a nexus to private markets, debt instruments, government securities and cash and cash equivalents.

The Fund may make investments both inside and outside of the United States. The Fund may utilize wholly-owned subsidiaries for investment purposes.

The Fund may invest in high yield securities (commonly referred to as “junk bonds”) and distressed debt.

The Fund relies on an exemptive order from the SEC that permits it to, among other things, co-invest with certain affiliated persons of the Subadviser, subject to certain terms and conditions. The Adviser may seek a similar exemptive order in the future that would permit it to, among other things, co-invest with certain affiliated persons of the Adviser, subject to certain terms and conditions.

The Fund may enter into interest rate, foreign exchange or other derivative agreements, including swaps, futures, forwards and options, to hedge interest rate and currency risk. The Fund may also enter into reverse repurchase agreements and dollar rolls.

If the Fund invests in an otherwise unaffiliated private fund, the Fund may be deemed to “control” such entity to the extent that it owns greater than 25% of such entity.

The Fund continuously offers one class of shares of beneficial interest (“Shares”) designated as Class I Shares.

Basis for Consolidation

As of September 30, 2025, the Fund has one wholly-owned subsidiary, CoRA Blocker (US) LLC (the “Subsidiary”), formed as a Delaware limited liability company on January 13, 2025. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2025, total net assets of the Fund were $398,073,324, of which $21,764,962, or approximately 5.47%, was held in the Subsidiary.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting and reporting policies used by the Fund in preparing its financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

a. Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

b. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c. Net Asset Value Determination

The Fund will calculate its net asset value (“NAV”) as of the close of business on the last business day (which is any day that the New York Stock Exchange is open for business) of each month, and at such other times as the Board of Trustees (the “Board”) shall determine, including in connection with repurchases of Shares, in accordance with the procedures described above or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”). In determining its NAV, the Fund will value its investments as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

d. Cash and Cash Equivalents

Cash and cash equivalents (under short-term investments on the Consolidated Schedule of Investments) may include money market investments and short-term interest-bearing deposit accounts. These investments are recorded at NAV per share which approximates fair value. At times, such deposits may be in excess of federally insured limits. The Fund also holds cash in escrow for subscriptions purchased in advance. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

e. Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

Certain investment funds that the Fund invests in (each, an “Investment Fund”) and certain direct investments in private credit and equity-related investments that are generally not publicly traded (“Direct Investments”) are valued based on the latest NAV reported by the third-party fund manager or general partner, as applicable. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 2 – Accounting Policies (continued)

valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

f. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method over the respective term of the loan. Dividend income is recognized on the ex-dividend date. Proceeds from investments in Investment Funds that represent return of capital are accounted for as a reduction to cost, and any proceeds received above the cost basis results in a realized gain. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Unrealized gains and losses are reflected in operations when changes between the cost and fair value of investments occur. Income distributions received are recognized as income distributions from investments in private Investment Funds in the Consolidate Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s NAV and also in determining net investment income. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

g. Distributions and Dividend Reinvestment Plan

Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year.

The Fund has a dividend reinvestment plan (the “DRP”). Unless a shareholder of the Fund ("Shareholder") elects to receive cash by contacting the Fund, all dividends and/or capital gains distributions declared on Shares will be automatically reinvested in additional Shares at their NAV determined on the next valuation date following the ex-dividend date. Shareholders that elect not to participate in the DRP will receive dividends and capital gains distributions in cash. Participation in the DRP is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Administrator prior to the dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. The Fund may amend the DRP at any time upon 30 days’ written notice to the participants.

h. Federal Income Taxes

The Fund elects to be treated as, and qualified as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and as such does not pay federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. The Adviser has analyzed the Fund’s tax positions and has concluded that the Fund did not have any uncertain tax positions at either federal or state levels that met the recognition criteria of ASC 740 as of September 30, 2025. The tax year ended September 30, 2025 for the Fund is open and subject to examination by the IRS.

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Subsidiary is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. Under current law, the Subsidiary is not eligible to elect treatment as a RIC. However, the amount of taxes paid by the Subsidiary will vary depending on the amount of income produced by and gains recognized on its

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 2 – Accounting Policies (continued)

investments and such taxes will reduce a Shareholder’s return from an investment in the Fund. Since the Subsidiary is subject to taxation on the income produced by and gains recognized on its investments, the NAV of the Shares will also be reduced by the accrual of any deferred tax liabilities. As a result, the Fund’s after-tax performance would be impacted.

The Subsidiary accrues deferred income taxes for any future tax liability associated with capital appreciation of its investments. Upon the sale of an investment, the Subsidiary may be liable for previously deferred taxes. The Subsidiary will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Subsidiary’s deferred tax liability as new information becomes available. The Subsidiary generally computes deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Subsidiary is currently using a federal tax rate net of state benefit of 19.95% and an estimated state tax rate of 5.00%.

i. Segments

The Fund applies the provisions of Segment Reporting (“Topic 280”) for reporting its segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its private placement memorandum, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

j. Foreign Currency

Valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments and net realized and unrealized gain (loss) currency transactions on the Consolidated Statement of Operations.

k. Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 3 – Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market to which the fund has access for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 3 – Fair Value Measurements (continued)

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The fair value of an Investment Fund ordinarily will be the NAV of that Investment Fund determined and reported by the Investment Fund in accordance with the valuation policies established by the Investment Fund and/or its investment manager, absent information indicating that such NAV does not represent the fair value of the Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no readily available market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2*	Level 3	NAV as a Practical Expedient**	Total
Investments
Direct Investments	$—	$—	$8,000,000	$—	$8,000,000
Investment Funds[1]	69,367,147	—	—	273,988,345	343,355,492
Short-Term Investments	48,346,288	—	—	—	48,346,288
Total Investments	$117,713,435	$—	$8,000,000	$273,988,345	$399,701,780

1       For a detailed break-out of Investment Funds by category, please refer to the Consolidated Schedule of Investments.

*      The Fund did not hold any Level 2 securities at period end.

**    Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 3 – Fair Value Measurements (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Direct Investments
Balance as of March 31, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses for the period Included in earnings (or changes in net assets)	(88,008)
Purchases	8,088,008
Return of capital distributions	—
Balance as of September 30, 2025	$8,000,000
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level 3 assets held at the end of the reporting period	$(88,008)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Direct Investments reported by their sponsor, and of Investment Funds reported by the Investment Fund managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Such changes during the period resulted in all transfers out of Level 3 during the six months ended September 30, 2025, as a reported or adjusted NAV as of September 30, 2025 became available to utilize as a practical expedient.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Investments	Asset Class	Fair Value at 9/30/2025	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input
Direct Investments	Direct Equity	$5,000,000	Market Approach	EBITDA Multiple	15.6x	15.6x	Increase
Direct Investments	Direct Equity	$3,000,000	Recent Transaction	N/A	N/A	N/A	N/A

(1)      The Adviser considers relevant indications of value that are reasonably and timely available, including known information available before the financial statements are issued, in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)      Weighted average by the relative fair value of the investments in that asset class.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 3 – Fair Value Measurements (continued)

The Fund’s investments in Investment Funds, along with their corresponding unfunded commitments and other attributes as of September 30, 2025, are briefly summarized in the table below:

Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restriction Terms**
Direct Equity	$ 32,481,569	$ 11,142,166	No Redemptions	N/A	Liquidity in the form of distributions
Liquid Income	5,043,988	—	Daily	N/A	Liquidity in the form of distributions
Other Income	97,841,775	3,000,000	Various Frequencies	N/A	Liquidity in the form of distributions
Secondary Funds	85,115,848	35,048,051	No Redemptions	N/A	Liquidity in the form of distributions
BDC	65,933,748	—	Various Frequencies	N/A	Liquidity in the form of distributions
Unlisted REIT	56,938,564	—	Various Frequencies	N/A	Liquidity in the form of distributions

*      The information summarized in the table above represents general terms. Individual PE Assets may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most PE Assets have the flexibility, as provided for in their offering documents, to modify and waive such terms.

**    Distributions from PE Assets occur at irregular intervals, and the exact timing of distributions from PE Asset investments cannot be determined.

Note 4 – Significant Risk Factors

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks. Private Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in private Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund’s investing activities and those of the Investment Funds expose the Fund to various types of financial risks that are associated with the financial instruments and markets in which they invest. These financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, interest rate risk and other price risks). The Fund’s overall risk management program focuses on minimizing potential adverse effects on the Fund’s performance resulting from these financial risks. The Fund attempts to manage these financial risks on an aggregate basis along with other risks associated with its investing activities.

a. Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas conflict), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 4 – Significant Risk Factors (continued)

affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

b. Credit and Counterparty Risk

There is a risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, or a borrower of an underlying fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation.

Investment Funds that invest in below-investment-grade securities, also called non-investment grade bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk.

While the Adviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

c. Co-Investment Risk

As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the lead private equity investors that generally have a greater degree of control over such investments.

d. Conflicts of Interest Risks

The Adviser and the Subadviser will experience conflicts of interest in connection with the management of the Fund. Dealing with conflicts of interest is complex and difficult, and new and different types of conflicts may subsequently arise.

e. Debt Securities Risk

The Fund may invest in fixed income securities and other debt securities, directly or through its investments in Investment Funds. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities that rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.

f. Investment Funds not Registered Risk

The Fund is registered as an investment company under the 1940 Act. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Investment Fund managers may not be registered as investment advisers under the Advisers Act.

g. Loans Risk

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 4 – Significant Risk Factors (continued)

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

h. Nature of Portfolio Companies

The Fund’s investments will include direct and indirect investments in portfolio companies. Because portfolio companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these portfolio companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the portfolio companies in which the Fund invests.

i. Portfolio Fund Valuation Risk

The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Fund managers of such Investment Funds which valuations are generally not audited. A majority of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Fund managers.

Shareholders should be aware that situations involving uncertainties as to the valuations by Investment Fund managers could have a material adverse effect on the Fund if the Investment Fund manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect.

j. Restricted and Illiquid Investments

The Fund will invest a portion of the value of its total assets in restricted securities and other investments that are illiquid. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

Note 5 – Investment Management Services and Other Agreements

a. Investment Management Fee

In consideration of the advisory and other services provided by the Adviser, the Fund pays the Adviser a quarterly advisory fee at an annual rate of 1.25% based on the value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month (the “Management Fee”). The Adviser will pay the Subadviser the subadvisory fee out of the Management Fee.

For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s assets is calculated prior to the inclusion of the Management Fee and Adviser Incentive Fee (if any, as discussed below) payable to the Adviser or to any purchases or repurchases of Shares or any distributions by the Fund. The Management Fee is payable in arrears within thirty (30) business days after the completion of the NAV computation for the month at the end of the relevant quarter. The Management Fee is paid to the Adviser out of the Fund’s assets, and therefore decreases the net profits or increases the net losses of the Fund. The Management Fee is payable regardless of whether the NAV of the Fund or a particular Shareholder’s investment declines. As a result, the Fund will owe the Management Fee regardless of whether the Fund incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Management Fee is paid.

For the six months ended September 30, 2025, the Management Fee totaled $1,960,920.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 5 – Investment Management Services and Other Agreements (continued)

b. Incentive Fee

The Adviser also potentially may receive an annual incentive fee (the “Adviser Incentive Fee”). At the end of each calendar year, the Adviser will be entitled to receive an Adviser Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Adviser Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such year, (B) the aggregate repurchase price of all Shares repurchased by the Fund during such year and (C) the amount of dividends and other distributions paid in respect of the Fund during such year and not reinvested in additional Shares through the DRP exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such year and (Y) the aggregate issue price of Shares of the Fund issued during such year (excluding any Shares issued in connection with the reinvestment through the DRP of dividends paid, or other distributions made, by the Fund through the DRP).

The Fund maintains a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero at the beginning of each year and will be (i) increased upon the close of each calendar month of the Fund by the amount of the net losses of the Fund for the month, before giving effect to any repurchases or distributions for such month, and (ii) decreased (but not below zero) upon the close of each calendar month by the amount of the net profits of the Fund for the month. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the beginning of such month and (B) the aggregate issue price of Shares of the Fund issued during such month (excluding any Shares issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRP) exceeds (ii) the sum of (X) the NAV of the Fund as of the end of such month, (Y) the aggregate repurchase price of all Shares repurchased by the Fund during such month and (Z) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional Shares through the DRP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the “net losses” calculation, the NAV shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). Adviser Incentive Fees are accrued monthly and paid annually.

For the avoidance of doubt, any change in the NAV of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the “net profits” or “net losses” calculations.

For the six months ended September 30, 2025, the Adviser Incentive Fee totaled $1,376,724.

c. Subadviser Incentive Fee

The Subadviser potentially may receive from the Fund an incentive fee (the “Subadviser Incentive Fee”) calculated and paid upon realization of each PE Asset as follows. Upon sale or other disposition of a PE Asset (a “Realization”), proceeds from such Realization will be apportioned in the following order: (i) first, 100% to the Fund until the Fund has received proceeds under this clause (i) equal to the sum of (a) the amount the Fund has invested in the PE Asset experiencing the Realization; plus (b) without duplication of amounts described in the foregoing clause (a), (A) Fund expenses incurred specifically in (X) initially making the PE Asset investment and (Y) obtaining the Realization of such PE Asset, and (B) an amount equal to the subadvisory fee paid by the Adviser to the Subadviser to date with respect to such PE Asset, net of any amounts previously distributed under this sub-clause (B); (ii) second, 100% to the Fund until the Fund has received an amount equal to the Preferred Return (as defined below); (iii) third, 100% to the Fund, on a dollar for dollar basis, of any Subadviser Memo Account (as defined below) that has not been recouped by the Fund in later Realizations of investments through operation of this clause (iii); (iv) fourth, 100% to the Subadviser until the Subadviser has received 10% of the amount making up the Fund’s Preferred Return; and (v) thereafter, 90% to the Fund and 10% to the Subadviser.

The “Preferred Return” means an amount sufficient to provide the Fund with an 8% per annum (compounded) return on the Fund’s investment in the PE Asset involved in a Realization. The “Subadviser Memo Account” means the cumulative amount of net losses, if any, arising from previous Realizations of PE Assets. For purposes of the Subadviser Memo Account, the amount of “net losses” shall be calculated taking into account amounts invested by the Fund in PE Assets as determined according to clause (i) above.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 5 – Investment Management Services and Other Agreements (continued)

In the event the Investment Subadvisory Agreement (the “Subadvisory Agreement”) is terminated prior to the realization of all of the PE Assets, then the Subadviser Incentive Fee will become due and payable in respect of each PE Asset.

For the six months ended September 30, 2025, the Subadviser Incentive Fee totaled $1,101,435.

d. Expense Limitation Agreement

In addition to the Adviser and Subadviser compensation, the Fund also bears its own operating expenses (including, without limitation, its ongoing offering expenses). The Fund’s expenses include expenses of an administrator and transfer agent, custodian, audit and legal expenses, costs of borrowing and related expenses, brokerage and allocable expenses of the Adviser and Subadviser under relevant agreements with the Fund.

Through the first anniversary of the Fund’s commencement of operations, the Adviser agrees to reimburse the Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis exceed 1.75% of the month-end NAV of the Fund, through an expense limitation agreement dated November 15, 2024 (the “Expense Limitation Agreement”).

The Expense Limitation Agreement excludes (a) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes and brokerage costs, (b) acquired fund fees and expenses, (c) the Fund’s proportionate share of expenses related to Direct Investments, (d) litigation and extraordinary expenses, (e) the Adviser Incentive Fee, (f) any subadvisory fees (including incentive fees) payable to or expenses of the Subadviser, and (g) any placement fees.

The Adviser shall be permitted to recover fees and expenses it has waived or borne (whether through reduction of its Management Fee or otherwise) (an “Adviser Recoupment”) in later periods subject to the conditions that: (a) the Fund is not obligated to pay any such reimbursed fees or expenses more than three (3) years after the date on which the fee or expense was borne by the Adviser, and (b) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the applicable expense cap. For the avoidance of doubt, the Subadviser shall not be party to any Expense Limitation Agreement and the fees and expenses of the Subadviser shall not be subject to any waiver, deferral or limitation of any kind. For the six months ended September 30, 2025, the total amount of waived fees that are subject to recoupment are $0. For the six months ended September 30, 2025, the Adviser recovered fees that were previously waived in the amount of $110,750.

As of September 30, 2025, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than March 31 of the years stated below:

2028	$980,906
2029	—
Total	$980,906

e. Board Fees

In consideration of the services rendered by each Trustee who is not “interested” within the meaning of Section 2(a)(19) of the 1940 Act (each, an “Independent Trustee”), the Fund has agreed to compensate each Independent Trustee with an annual retainer fee of $30,000. In addition, the Fund reimburses the expenses of the Independent Trustees in connection with their services. Board fees and expenses incurred for the six months ended September 30, 2025, totaled $45,000 and are included in the Consolidated Statement of Operations. Independent Trustees do not receive any pension or retirement benefits from the Fund.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 5 – Investment Management Services and Other Agreements (continued)

f. Administration and Custody Agreements

The Fund’s fund accountant, transfer agent and administrator is UMB Fund Services, Inc. (the “Administrator”). Under the terms of an Administration, Fund Accounting, and Recordkeeping Agreement, the Administrator is responsible for calculating the NAV of the Fund and providing additional administrative services to the Fund.

The Custodian is an affiliate of the Administrator and is responsible for holding the Fund’s assets and providing for their safekeeping under the terms of a Custody Agreement.

The fees incurred by the Fund for administrative and custodian services for the six months ended September 30, 2025 totaled $169,668 and are reported on the Consolidated Statement of Operations.

Note 6 – Share Transactions

Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

To provide a limited degree of liquidity, the Fund may conduct repurchase offers in the form of issuer tender offers for a portion of its outstanding Shares at the sole discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so.

The Fund will conduct repurchase offers or take any other action permitted by the tender offer rules under the Securities and Exchange Act of 1934 (the “Exchange Act”) and described in the written tender offer notice that will be provided to Shareholders for each repurchase offer.

In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Adviser in consultation with the Subadviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser currently expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly with tender offer valuation dates occurring on the last business day of March, June, September and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all.

The Fund currently does not intend to offer to repurchase Shares at any time during the first two (2) years of operations of the Fund. An early repurchase fee of 2% (an “Early Repurchase Fee”) will apply to Shares tendered for repurchase prior to the expiration of twenty-four (24) months following purchase.

Pursuant to the DRP established by the Fund, each Shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to the Fund or, if applicable, to a Shareholder’s intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. If, however, a Shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the Shareholder not participated in the DRP.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 6 – Share Transactions (continued)

Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the Fund within the above timeframe to be effective for that dividend or capital gain distribution. The Fund may terminate the DRP at any time upon written notice to the participants in the DRP. The Fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the Fund.

Note 7 – Affiliated Investments

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. As of September 30, 2025, the Fund did not hold any affiliated investments.

Note 8 – Related Party Transactions

The Adviser is an affiliate of the Fund. As of September 30, 2025, amounts owed to related parties of the Fund totaled $0 and represented various fund expenses that were paid by the Adviser on behalf of the Fund, such as filing fees and investment related expenses. Amounts due to the Adviser are included on the Consolidated Statement of Assets and Liabilities.

Note 9 – Investment Transactions

Total purchases of investments for the six months ended September 30, 2025 amounted to $228,753,286. Total distribution proceeds from sale, redemption, or other disposition of investments, excluding Short-Term Investments, for the six months ended September 30, 2025 amounted to $0.

Note 10 – Tax Information

The Fund’s tax year end is September 30. The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership investments.

As of September 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Tax cost of investments	$284,929,187

Gross unrealized appreciation	$15,865,464
Gross unrealized depreciation	(1,092,871)
Net unrealized appreciation on investments	$14,772,593

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

There were no distributions paid during the six months ended September 30, 2025.

Corient Registered Alternatives Fund
Notes to Consolidated Financial Statements (continued) September 30, 2025 (Unaudited)
Note 10 – Tax Information (continued)

The Subsidiary is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The estimated provision for income taxes attributable to the Subsidiary for the six months ended September 30, 2025 consists of the following:

Current:
Federal	$—
State	—
Total	—

Deferred:
Federal	$398,045
State	99,761
Total	$497,806

Estimated provision for income taxes	$497,806

As of September 30, 2025, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on PE Assets on a book and tax basis.

Note 11 – Change in Independent Public Accountant

On September 19, 2025, the Fund, by action of the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending March 31, 2026.

Ernst & Young LLP (Ernst & Young) resigned as the independent registered public accounting firm for the Fund effective August 21, 2025. Previously, Ernst & Young served as the independent registered public accounting firm to the Fund. Ernst & Young’s report on the financial statements for the Fund for the period from February 3, 2025 (commencement of operations) through March 31, 2025 (the “period ended March 31, 2025”) contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the period ended March 31, 2025 and the interim period of April 1, 2025 through August 21, 2025 (the “Interim Period”) there were no (i) disagreements with Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such year, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the period ended March 31, 2025 and the Interim Period, neither the Fund nor anyone on behalf of the Fund had consulted Cohen on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Cohen does not reflect any disagreements or dissatisfaction by the Fund, the Board, or the Audit Committee with the performance of Ernst & Young.

Note 12 – Subsequent Events

The Fund has evaluated the impact of all subsequent events through the date the Consolidated Financial Statements were issued and determined that there were no subsequent events that would require disclosure in, or an adjustment to, the Consolidated Financial Statements other than the following:

Subscriptions into the Fund for October 1, 2025 and November 1, 2025 equaled $24,386,000 and $37,746,428, respectively.

Corient Registered Alternatives Fund
Other Information September 30, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s first Form N-PX filing is available: (i) without charge, upon request, by calling 1-833-466-0102 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

Consideration for approval of the Investment Advisory Agreement and approval of the Investment Subadvisory Agreement

Effective August 12, 2025, the Adviser’s parent company underwent a change of control transaction (the “Transaction”). Prior to the Fund’s launch, at a meeting of the Board of Trustees held on January 30, 2025, (the “Meeting”), the Board of Trustees of the Fund (including the Independent Trustees, voting separately) approved the Investment Advisory Agreement (the “Advisory Agreement” and, together with the Subadvisory Agreement, the “Advisory Agreements”) with the Adviser and approved the Subadvisory Agreement with the Subadviser, to become effective upon the close of the Transaction. The Advisory Agreements are identical to those in place with the Fund prior to the Transaction, and were approved by the Fund’s initial shareholder prior to the Fund’s launch.

In the course of their consideration of the Advisory Agreements, the Independent Trustees met with members of the Adviser and the Subadviser and then in executive session and were advised throughout the process by their independent counsel. The Independent Trustees evaluated the terms of the Advisory Agreements and reviewed with counsel their duties and responsibilities in evaluating and approving the Advisory Agreements. In considering the Advisory Agreements, the Board reviewed the materials provided to it by the Adviser and the Subadviser, as supplemented based on information provided orally at the Meeting. As part of its evaluation, the Board, including the Independent Trustees, considered, among others, the following factors: (1) the nature, extent, and quality of the services to be provided; (2) the investment performance of the Fund; (3) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) any other benefits received by the Adviser and/or Subadviser serving the Fund. The Independent Trustees considered the Adviser’s and Subadviser’s written responses, as supplemented by the Adviser’s and Subadviser’s additional oral responses at the Meeting, and determined that the content of the Adviser’s and Subadviser’s responses satisfied their requests for information to support their decision to consider and approve the Advisory Agreements.

The Board, including the Independent Trustees, concluded that the Advisory Agreements should enable the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They concluded that the prudent exercise of judgment warranted the approval of the Advisory Agreements. It also was noted that the Board’s decision to approve the Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board, including the Independent Trustees, also determined:

The nature, extent, and quality of the advisory services to be provided. The Board considered: the background and experience of key investment personnel of each of the Adviser and Subadviser, and the ability of each to retain them; overall personnel of each; each of the Adviser’s and Subadviser’s focus on analysis of respective complex asset categories; the disciplined investment processes of each; the Adviser’s investment in and commitment to personnel and the Subadviser’s significant investment and operational infrastructure in private equity investment; the respective internal compliance efforts and general risk oversight; and the Adviser’s oversight of and interactions with service providers, including the Subadviser. The Board concluded that the nature, extent and quality of the management and advisory and subadvisory services to be provided are appropriate and thus support a decision to approve the Advisory Agreement and the Subadvisory Agreement.

Corient Registered Alternatives Fund
Other Information (Continued) September 30, 2025 (Unaudited)

The investment performance of the Fund. The Board noted that the Fund is new and has not commenced operations. The Board concluded that the Adviser and Subadviser should be capable of generating a level of long-term investment performance that is consistent with the Fund’s investment objective, policies and strategies.

The cost of advisory service to be provided and profits to be realized by the Adviser. The Board noted that the Fund is likely to operate at a loss to the Adviser during its initial period of operations but that the Adviser anticipates a level of profitability during the contract period. The Board took into account the entrepreneurial investment made by and expectations of the Adviser regarding investment management infrastructure to support the Fund and noted that the Adviser will pay the Subadviser’s subadvisory fee out of the Adviser’s management fee. The Board recognized the subjective nature of determining profitability, the unpredictable nature of the respective performance fees of the Adviser and Subadviser and the fact that such fees align the interests of the Fund’s investors with each of the Adviser and Subadviser. The Board also noted that the expense limitation agreement should operate to benefit Fund investors. The Board concluded that the investment management fees and performance fees of the Adviser and Subadviser, and the Adviser’s expectation of profitability, are reasonable in light of the services to be provided and overall expense ratios of comparable funds and other clients of the Adviser and Subadviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Board noted that the Fund has not begun operations and has no assets and that the Adviser has agreed to an expense limitation agreement, under which the Adviser expects to pay a portion of the Fund’s expenses, and concluded that the Fund’s fees are reasonable and fair. The Board noted that it could periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of the fees.

Benefits to the Adviser from its relationship with the Fund. The Board considered the other benefits derived by the Adviser and Subadviser from their respective relationships with the Fund, to the extent any such benefits may be identifiable and/or determinable. The Board reviewed the potential for “fall out” benefits to the Adviser and/or Subadviser, including reputational benefits and the potential for growth of other business lines through association with the Fund, and concluded that such benefits are reasonable and typical of those potentially received by managers of funds. The Board also noted that neither party would receive soft dollars. The Board concluded that other benefits derived by the Adviser and/or Subadviser from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein and are consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations. The Board determined that the Adviser and Subadviser have made a substantial commitment to managing the Fund’s assets and monitoring compliance and the provision of services. The Board also noted that each maintains the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a)     Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a)     Not Applicable.

ITEM 9.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not Applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual reports.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)     Not applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)	Not applicable
(a)(2)	Not applicable to semi-annual reports.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)

Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. – Filed as an attachment to this filing.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ Paul Platkin
Paul Platkin, President
(Principal Executive Officer)
Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Platkin
Paul Platkin, President
(Principal Executive Officer)
Date	December 5, 2025
By (Signature and Title)*	/s/ Alexander Adair
Alexander Adair, Treasurer
(Principal Financial Officer)
Date	December 5, 2025

____________

*        Print the name and title of each signing officer under his or her signature.